Note 18 - Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
[US$ thousands]	As of December 31,
Trade and other payables	2019	2020
Trade payables due to related parties (1)	28,864	4,685
Other trade payables	19,813	17,764
Employee withholding tax	325	1,044
VAT	7,361	1,162
Payroll tax (2)	761	799
Total	57,125	25,454